INTANGIBLE ASSETS - Accumulated Amortization (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible assets
Value, at the beginning of the year	$ 280,724
Value, at the end of the year	254,807	$ 280,724
Intangible assets other than goodwill
Intangible assets	254,807	280,724
Accumulated Depreciation And Amortisation
Intangible assets
Value, at the beginning of the year	(108,680)	(88,443)
Amortization	(28,649)	(30,306)
Currency translation adjustments	10	(6)
Decreases	8,438	10,075
Value, at the end of the year	(128,881)	(108,680)
Intangible assets other than goodwill
Intangible assets	(128,881)	(108,680)
Accumulated Depreciation And Amortisation | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	(35,885)	(26,527)
Amortization	(8,519)	(9,358)
Decreases	3,649
Value, at the end of the year	(40,755)	(35,885)
Intangible assets other than goodwill
Intangible assets	(40,755)	(35,885)
Accumulated Depreciation And Amortisation | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	(2,620)	(1,615)
Amortization	(656)	(1,013)
Currency translation adjustments	6	8
Value, at the end of the year	(3,270)	(2,620)
Intangible assets other than goodwill
Intangible assets	(3,270)	(2,620)
Accumulated Depreciation And Amortisation | Customer relationships
Intangible assets
Value, at the beginning of the year	(55,031)	(41,637)
Amortization	(13,798)	(13,470)
Currency translation adjustments	3
Decreases		76
Value, at the end of the year	(68,826)	(55,031)
Intangible assets other than goodwill
Intangible assets	(68,826)	(55,031)
Accumulated Depreciation And Amortisation | Brands
Intangible assets
Value, at the beginning of the year	(660)	(635)
Amortization		(25)
Value, at the end of the year	(660)	(660)
Intangible assets other than goodwill
Intangible assets	(660)	(660)
Accumulated Depreciation And Amortisation | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	(5,633)	(10,452)
Amortization	(4,200)	(5,180)
Currency translation adjustments	1
Decreases	4,789	9,999
Value, at the end of the year	(5,043)	(5,633)
Intangible assets other than goodwill
Intangible assets	(5,043)	(5,633)
Accumulated Depreciation And Amortisation | Others
Intangible assets
Value, at the beginning of the year	(8,711)	(7,577)
Amortization	(1,254)	(1,120)
Currency translation adjustments		(14)
Value, at the end of the year	(9,965)	(8,711)
Intangible assets other than goodwill
Intangible assets	(9,965)	(8,711)
Accumulated Depreciation And Amortisation | Content activation
Intangible assets
Value, at the beginning of the year	(140)
Amortization	(222)	(140)
Value, at the end of the year	(362)	(140)
Intangible assets other than goodwill
Intangible assets	(362)	(140)
Intangible assets
Intangible assets
Value, at the beginning of the year	299,473
Value, at the end of the year	265,675	299,473
Intangible assets other than goodwill
Intangible assets	265,675	299,473
Intangible assets | 3G/4G licenses
Intangible assets
Value, at the beginning of the year	101,027
Value, at the end of the year	82,447	101,027
Intangible assets other than goodwill
Intangible assets	82,447	101,027
Intangible assets | PCS and SRCE licenses (Argentina)
Intangible assets
Value, at the beginning of the year	64,891
Value, at the end of the year	64,891	64,891
Intangible assets other than goodwill
Intangible assets	64,891	64,891
Intangible assets | Nucleo's licenses
Intangible assets
Value, at the beginning of the year	13,056
Value, at the end of the year	12,259	13,056
Intangible assets other than goodwill
Intangible assets	12,259	13,056
Intangible assets | Customer relationships
Intangible assets
Value, at the beginning of the year	31,364
Value, at the end of the year	17,841	31,364
Intangible assets other than goodwill
Intangible assets	17,841	31,364
Intangible assets | Brands
Intangible assets
Value, at the beginning of the year	81,110
Value, at the end of the year	81,152	81,110
Intangible assets other than goodwill
Intangible assets	81,152	81,110
Intangible assets | Incremental Cost from the acquisition of contracts
Intangible assets
Value, at the beginning of the year	4,239
Value, at the end of the year	3,307	4,239
Intangible assets other than goodwill
Intangible assets	3,307	4,239
Intangible assets | Others
Intangible assets
Value, at the beginning of the year	3,663
Value, at the end of the year	3,397	3,663
Intangible assets other than goodwill
Intangible assets	3,397	3,663
Intangible assets | Content activation
Intangible assets
Value, at the beginning of the year	123
Value, at the end of the year	381	123
Intangible assets other than goodwill
Intangible assets	$ 381	$ 123